Financial Instruments and Risk Management - Summary of Currency and Interest Rate Profile of Loans and Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	100.00%	100.00%	100.00%
Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 15,912	£ 13,175	£ 10,980
Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	15,323	12,666	10,339
Euro Member Countries, Euro | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 589	£ 509	£ 641
Fixed Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	85.00%	91.00%	88.00%
fixed interest rate – sterling	4.00%	4.40%	4.90%
Fixed Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 13,556	£ 11,990	£ 9,633
Fixed Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 13,556	£ 11,990	£ 9,633
Floating Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	15.00%	9.00%	12.00%
Floating Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 2,356	£ 1,185	£ 1,347
Floating Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	1,767	676	706
Floating Interest Rate [Member] | Euro Member Countries, Euro | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 589	£ 509	£ 641